CONTRACT LIABILITIES	6 Months Ended
Mar. 31, 2024
Contract Liabilities
CONTRACT LIABILITIES

NOTE 9 – CONTRACT LIABILITIES

Contract liabilities consists of the following:

	March 31, 2024	September 30, 2023

Balance at beginning of period	$7,943	$254,163
Additions	965,310	586,860
Recognized to revenue during the period	(938,713)	(833,080)
Balance at the end of period	$34,540	$7,943

Contract liabilities represent the payment advanced from customers.

QMMM HOLDINGS LIMITED

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2023

(Stated in US Dollars)